10. Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	R$ 4,822	R$ 4,641
Stores
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	3,564	3,400
Distribution centers
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	1,307	1,255
Real estate inventories
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	24	61
Allowance for losses on inventory obsolescence and damages
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	R$ (73)	R$ (75)